Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net loss	$ (11,086,000)	$ (9,139,000)	$ (12,414,000)	$ (6,965,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	94,000	54,000	81,000	57,000
Stock-based compensation	1,356,000	1,492,000	1,944,000	255,000
Stock issuance for services	30,000	259,000	261,000	49,000
Noncash interest expense	675,000
Noncash lease expense	219,000
Interest expense on conversion			699,000
Changes in operating assets and liabilities:
Accounts receivable	(294,000)	(51,000)	(1,470,000)	(866,000)
Inventories	(1,327,000)	(2,106,000)	(2,301,000)	54,000
Other current assets	(397,000)	(49,000)	(411,000)	(23,000)
Accounts payable	1,658,000	1,197,000	2,065,000	51,000
Accrued expenses	348,000	321,000	385,000	131,000
Due to factor	399,000
Deferred revenue	11,000
Accrued interest	434,000	980,000	551,000	775,000
Office lease payable	(75,000)
Customer deposits	2,211,000	(13,000)	(102,000)	(18,000)
Net cash used in operating activities	(5,744,000)	(7,055,000)	(10,712,000)	(6,500,000)
Cash flows from investing activities
Purchases of equipment	(145,000)	(144,000)	(275,000)	(85,000)
Net cash used in investing activities	(145,000)	(144,000)	(275,000)	(85,000)
Cash flows from financing activities:
Repayment of line of credit			(2,500,000)
Proceeds from the sale of common stock, net of offering costs	4,000	4,393,000	4,390,000	3,975,000
Proceeds from common stock subscription	105,000
Repayment of line of credit - related party debt		(2,500,000)
Borrowings from short-term loan - related party debt	1,750,000
Borrowings from line of credit - related party debt	4,055,000	3,500,000	6,500,000	5,195,000
Principal payments of financing lease payable	(21,000)
Payment on lease payable			(7,000)
Net cash provided by financing activities	5,893,000	5,393,000	8,383,000	9,170,000
Net change in cash	4,000	(1,806,000)	(2,604,000)	2,585,000
Cash, beginning of period	102,000	2,706,000	2,706,000	121,000
Cash, end of period	106,000	900,000	102,000	2,706,000
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Initial recognition of right-of-use asset	2,706,000
Accrued interest converted into principal	1,246,000
Interest paid	113,000
Common stock issued for conversion of related party debt		8,475,000
Common stock issued for conversion of accrued interest		1,610,000
Stock issuance for services	30,000	259,000
Conversion of related party debt to equity			8,475,000
Common stock issued for interest			1,610,000
Equipment purchase through capital lease		$ 65,000	$ 65,000